Fair Value Measurements - Additional Information (Details) - EBP 003 - Collective Trust Funds	Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded commitments	$ 0
Contractual obligations	$ 0